Commitments and Contingencies - Company's Future Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 119
2016	119
2017	117
2018	120
2019	30
Thereafter	0
Total	$ 505